UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 95.57%

Computer Storage Devices - 2.10%
5,500	Sandisk Corp. *	201,575

Construction-Special Trade Contractors - 1.40%
5,500	Chicago Bridge & Iron Co.	134,475

Crude Petroleum & Natural Gas - 5.23%
5,400	Canadian Natural Resources, Ltd. (Canada)	186,840
12,000	Denbury Resources, Inc. *	190,680
3,000	Ecopetrol S.A.	125,250
		502,770
Electromedical & Electrotherapeutic Apparatus - 1.38%
2,200	Varian Medical Systems, Inc. *	133,100

Electronic Computers - 6.40%
1,600	Apple Computer, Inc. *	454,000
4,200	Teradata Corp. *	161,952
		615,952
Industrial Instruments For Measurement, Display and Control - 2.30%
3,400	Roper Industries, Inc.	221,612

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.68%
1,800	Polo Ralph Lauren Corp.	161,748

Metal Mining - 2.46%
3,700	Cliff's Natural Resources, Inc.	236,504

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.50%
3,000	Sociedad Quimica y Minera S.A. (Chile)	144,720

Motors & Generators - 2.48%
5,000	Ametek, Inc.	238,850

Oil & Gas Field Machinery & Equipment - 3.40%
4,000	Cameron International Corp.	171,840
2,500	Drill-Quip, Inc.	155,275
		327,115
Oil, Gas Field Services, NBC - 3.11%
3,400	Core Laboratories NV	299,336

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 2.09%
3,000	Edwards Lifesciences Corp.	201,150

Perfumes, Cosmetics & Other Toilet Preparations - 1.57%
4,000	Alberto-Culver Co. Class B	150,600

Pharmaceutical Preparations - 2.56%
2,500	Novo Nordisk A S (Denmark)	246,100

Radio & TV Broadcasting & Communication - 0.81%
1,500	Loral Space & Communications, Inc.	78,300

Radiotelephone Communications - 1.60%
1,600	Millicom International Cellular S.A. (Luxembourg)	153,520

Railroads, Line-Haul Operating - 0.69%
1,200	CSX Corp.	66,384

Refrigeration & Service Industry Machinery - 1.65%
2,500	The Middleby Corp.	158,475

Retail-Auto & Home Supply Stores - 3.68%
500	Autozone, Inc.	114,455
4,500	O'Reilly Automotive, Inc.	239,400
		353,855
Retail-Drug Stores & Proprietary Stores - 1.42%
2,800	Express Scripts, Inc. *	136,360

Retail-Grocery Stores - 1.22%
1,700	Companhia Brasileira De Distribuicao	117,334

Rubber & Plastics Footware - 2.34%
4,500	Deckers Outdoor Corp.	224,820

Secondary Smelting & Refining of Nonferrous Metals - 1.04%
5,000	Titanium Metals Corp.	99,800

Semiconductors & Related Devices - 6.28%
3,600	Altera Corp.	108,576
3,000	Cree, Inc.	162,870
17,000	Micron Technology, Inc. *	122,570
7,600	Netlogic Microsystems, Inc. *	209,608
		603,624
Services-Business Services, NEC - 6.89%
5,100	Akamai Technologies, Inc.	255,918
2,500	MercadoLibre, Inc.	180,450
650	Priceline.com, Inc. *	226,421
		662,789
Services-Computer Programming - 6.09%
4,000	Patni Computer Systems Ltd. *	73,200
6,000	VanceInfo Technologies, Inc.	194,040
7,000	Verisign, Inc.	222,180
6,666	Wipro Ltd. *	96,390
		585,810
Services-Computer Programming, Data Processing, Etc. - 5.33%
3,000	Baidu, Inc.	307,860
5,000	Red Hat, Inc.	205,000
		512,860
Services-Educational Services - 2.94%
2,900	New Oriental Education & Technology Group, Inc. (China) ADR *	282,982

Services-Prepackaged Software - 0.44%
8,600	China Information Security Technology, Inc. (China) *	41,882

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 2.50%
3,700	Church & Dwight Co., Inc.	240,278

Special Industry Machinery, NEC - 2.65%
9,600	Novellus Systems, Inc. *	255,168

Telephone & Telegraph Apparatus - 1.65%
4,500	Adtran, Inc.	158,850

Water Transportation - 2.71%
6,500	Kirby Corp. *	260,390

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.88%
3,000	Herbalife Ltd.	181,050

Wholesale-Durable Goods - 2.11%
1,700	Grainger W.W., Inc.	202,487

TOTAL FOR COMMON STOCKS (Cost $7,361,532) - 95.57%		$ 9,192,625

EXCHANGE TRADED FUNDS - 1.20%
900	SPDR Gold Trust	$ 115,119

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,899) - 1.20%		$ 115,119

REAL ESTATE INVESTMENT TRUSTS - 2.66%
2,200	PS Business Parks, Inc.	$ 124,454
1,350	Public Storage	131,004

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $265,056) - 2.66%		$ 255,458

SHORT TERM INVESTMENTS - 0.10%
9,261	University Bank Savings Account (Cost $9,261) 2.11%**	$ 9,261

TOTAL INVESTMENTS (Cost $7,744,748) - 99.52%		$ 9,572,463

OTHER ASSETS LESS LIABILITIES - 0.48%		46,116

NET ASSETS - 100.00%		$ 9,618,579

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,744,748 amounted to $1,827,715, which consisted of aggregate gross unrealized appreciation of $1,960,035 and aggregate gross unrealized depreciation of $132,320.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$9,192,625	$0	$0	$9,192,625
Exchange Traded Funds		$115,119	$0	$0	$0
Real Estate Investment Trusts		$255,458	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$9,261	$0	$0	$9,261
Total		$9,572,463	$0	$0	$9,572,463

	Wise Capital Fund
	Schedule of Investments
	September 30, 2010

Shares		Value

COMMON STOCKS - 2.64%

Commercial Bank - 2.64%
95,000	Kuwait Finance House	$ 387,074

TOTAL FOR COMMON STOCKS (Cost $337,306) - 2.64%		387,074

SUKUKS - 14.82%
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	566,250
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	505,393
500,000	TDIC Sukuk, Ltd., 4.949%, 10/21/2014 (Kenya)	522,103
500,000	RAK Capital, 8.000%, 07/22/2014	575,750

TOTAL FOR SUKUKS (Cost $2,132,500) - 14.82%		2,169,496

MUTUAL FUNDS - 4.84%
64,601	EFH Global Sukuk Plus Fund	708,867

TOTAL FOR MUTUAL FUNDS (Cost $705,563) - 4.84%		708,867

SHORT TERM INVESTMENTS - 27.27%
2,016,952	University Bank Savings Account 2.72% **	2,016,952
1,415,512	Gatehouse Bank Place, London 2.55% **	1,415,512
558,757	Kuwait Finance House Deposit Account, 1.60% **	558,757

TOTAL SHORT-TERM INVESTMENTS (Cost $3,991,221) - 27.27%		3,991,221

TOTAL FOR INVESTMENTS (Cost $7,166,590) - 49.58%		7,256,658

OTHER ASSETS LESS LIABILITIES - 50.42%		7,379,834

NET ASSETS - 100.00%		$ 14,636,492

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,166,590 amounted to $97,657, which consisted of aggregate gross unrealized appreciation of $97,657 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$387,074	$0	$0	$387,074
Exchange Traded Funds		$0	$0	$0	$0
Mutual Funds		$708,867	$0	$0	$0
Sukuks		$2,169,496	$0	$0	$0
Cash Equivalents		$3,991,221	$0	$0	$3,991,221
Total		$7,256,658	$0	$0	$7,256,658

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 24, 2010